UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Opportunities Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.5%

Security	Principal Amount (000’s omitted)	Value
Education — 4.3%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,168,390
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30(1)	2,895	3,250,303
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,255,280
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	1,991,688
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,093,425
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,139,702
California State University, 5.25%, 11/1/31	1,465	1,774,848

		$11,673,636

Electric Utilities — 5.0%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,021,293
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/34	3,365	4,264,700
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,734,838
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,335,287
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,480,328
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,505	1,683,824

		$13,520,270

Escrowed/Prerefunded — 0.7%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(2)	$250	$254,073
Tustin Community Facilities District, Prerefunded to 9/1/17, 6.00%, 9/1/37	1,000	1,062,150
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	665	726,193

		$2,042,416

General Obligations — 30.7%
Acalanes Union High School District, (Election of 2008), 0.00%, 8/1/25	$1,000	$837,570
Burlingame Elementary School District, 4.00%, 8/1/29	1,560	1,853,077
Burlingame Elementary School District, 4.00%, 8/1/31	1,565	1,837,091
Burlingame Elementary School District, 4.00%, 8/1/32	1,625	1,902,696
Burlingame Elementary School District, 5.00%, 8/1/27	565	746,405
Burlingame Elementary School District, 5.00%, 8/1/28	450	591,039
Cabrillo Community College District, 3.00%, 8/1/36	1,000	1,024,400
Cabrillo Community College District, 4.00%, 8/1/35(1)	2,650	3,079,326
California, 5.50%, 11/1/35	2,500	2,995,025
California, 6.00%, 4/1/38(1)	1,000	1,141,440
Dry Creek Joint Elementary School District, 4.00%, 8/1/25(3)	850	1,041,939
East Side Union High School District, 4.00%, 8/1/33(1)	4,015	4,591,233
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,500	1,727,910
Los Alamitos Unified School District, 5.00%, 8/1/27	550	714,610
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,405,470
Monterey Peninsula Community College District, 0.00%, 8/1/25	3,000	2,574,630
Monterey Peninsula Community College District, 0.00%, 8/1/26	1,650	1,341,136
Monterey Peninsula Community College District, 0.00%, 8/1/27	4,450	3,452,577

1

Security	Principal Amount (000’s omitted)	Value
Monterey Peninsula Community College District, 0.00%, 8/1/28	$2,125	$1,578,705
Monterey Peninsula Community College District, 0.00%, 8/1/29	3,350	2,370,292
Moreland School District, 4.00%, 8/1/23	700	832,636
Moreland School District, 4.00%, 8/1/30	300	352,158
Moreland School District, 5.00%, 8/1/24	335	431,179
Moreland School District, 5.00%, 8/1/25	1,100	1,437,117
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	944,828
Oak Grove School District, 4.00%, 8/1/32	1,685	1,969,613
Oak Grove School District, 4.00%, 8/1/33	1,745	2,029,418
Oak Grove School District, (Election of 2014), 3.00%, 8/1/40	1,500	1,532,235
Palo Alto, (Election of 2008), 5.00%, 8/1/40(4)	5,200	6,006,780
Pittsburg Unified School District, 4.00%, 8/1/31(3)	1,000	1,168,370
Pittsburg Unified School District, 4.00%, 8/1/32(3)	1,000	1,163,450
Pittsburg Unified School District, 4.00%, 8/1/36(3)	2,000	2,291,920
Redondo Beach Unified School District, 5.00%, 8/1/28	1,000	1,309,080
Redondo Beach Unified School District, 5.00%, 8/1/29	1,280	1,668,595
San Carlos School District, 0.00%, 10/1/31(3)	2,005	1,303,711
San Carlos School District, 0.00%, 10/1/32(3)	1,590	995,117
San Carlos School District, 0.00%, 4/1/33(3)	1,360	831,558
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,210,353
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,280,300
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,140,150
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(4)(5)	5,400	6,092,010
Santa Clarita Community College District, 3.00%, 8/1/35	2,000	2,051,280
Santa Clarita Community College District, 3.00%, 8/1/36	1,825	1,861,044
Vista Unified School District, 5.00%, 8/1/27	1,280	1,655,526
Vista Unified School District, 5.00%, 8/1/28	900	1,157,868
William S. Hart Union High School District, 4.00%, 8/1/25	1,400	1,719,368
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,290,430

		$83,532,665

Hospital — 7.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	$1,855	$2,128,112
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,811,000
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	887,601
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,262,352
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,816,680
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,720,350
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31(1)	3,000	3,656,130
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	119,468
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	241,698
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	196,041
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	124,163
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	177,005
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	579,445
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,714,718
California Statewide Communities Development Authority, (Kaiser Permanente), 1.36%, 5/1/17 (Put Date), 4/1/52(6)	1,000	1,002,460
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,016,640
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,394,541

		$20,848,404

2

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$1,500	$1,578,990
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,082,660

		$3,661,650

Insured-Escrowed/Prerefunded — 0.4%
San Jose Unified School District, (FGIC), Escrowed to Maturity, 0.00%, 8/1/17	$1,175	$1,166,728

		$1,166,728

Insured-General Obligations — 8.8%
Baldwin Park Unified School District, (AGM), 4.00%, 8/1/32	$3,000	$3,445,050
Baldwin Park Unified School District, (AGM), 4.00%, 8/1/33	1,250	1,430,613
Baldwin Park Unified School District, (AGM), 4.00%, 8/1/34	1,000	1,140,640
Banning Unified School District, (AGM), 4.00%, 8/1/31	1,700	1,960,457
Banning Unified School District, (AGM), 4.00%, 8/1/32	1,000	1,148,350
Banning Unified School District, (AGM), 4.00%, 8/1/33	1,000	1,144,490
Banning Unified School District, (AGM), 5.00%, 8/1/27	650	837,941
Banning Unified School District, (AGM), 5.00%, 8/1/29	1,340	1,706,450
Bellevue Union School District, (Election of 2014), (BAM), 3.00%, 8/1/40	1,395	1,429,233
Bellevue Union School District, (Election of 2014), (BAM), 3.00%, 8/1/45	2,000	2,040,200
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/22	330	391,182
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/23	415	500,179
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/24	330	403,319
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/26	1,440	1,783,325
Sanger Unified School District, (Election of 2012), (BAM), 4.00%, 8/1/43	2,500	2,820,550
Victor Valley Union High School District, (BAM), 4.00%, 8/1/32	1,185	1,367,703
Victor Valley Union High School District, (BAM), 5.00%, 8/1/25	100	128,816
Victor Valley Union High School District, (BAM), 5.00%, 8/1/26	135	176,241
Victor Valley Union High School District, (BAM), 5.00%, 8/1/27	150	193,371

		$24,048,110

Insured-Lease Revenue/Certificates of Participation — 1.3%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$3,680	$2,417,208
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,190,256

		$3,607,464

Insured-Special Tax Revenue — 2.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,275,328
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	678,907
Roseville Finance Authority, (AGM), 4.00%, 9/1/24(3)	625	738,744
Roseville Finance Authority, (AGM), 4.00%, 9/1/25(3)	1,000	1,186,920
Successor Agency to Santa Cruz County Redevelopment Agency, (BAM), 4.00%, 9/1/34(3)	1,135	1,293,526
Successor Agency to Santa Cruz County Redevelopment Agency, (BAM), 4.00%, 9/1/35(3)	900	1,022,526

		$6,195,951

Insured-Transportation — 2.6%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	$225	$216,954
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/19	1,700	1,490,203
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,493,550
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,648,239
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,306,756

		$7,155,702

Lease Revenue/Certificates of Participation — 2.8%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20(1)	$3,205	$3,069,204
West Hollywood Public Financing Authority, 4.00%, 4/1/46	4,000	4,508,920

		$7,578,124

3

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 6.0%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,511,612
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	2,153,354
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,591,421
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/26	3,500	4,504,465
California Infrastructure and Economic Development Bank, (Walt Disney Family Museum), 3.00%, 2/1/36	1,000	1,026,880
California Infrastructure and Economic Development Bank, (Walt Disney Family Museum), 3.00%, 2/1/37	500	512,590
California Infrastructure and Economic Development Bank, (Walt Disney Family Museum), 3.00%, 2/1/38	1,610	1,650,524
California Infrastructure and Economic Development Bank, (Walt Disney Family Museum), 4.00%, 2/1/32	500	571,820
California Infrastructure and Economic Development Bank, (Walt Disney Family Museum), 4.00%, 2/1/33	1,000	1,139,950
California Infrastructure and Economic Development Bank, (Walt Disney Family Museum), 4.00%, 2/1/34	1,000	1,139,030
California Infrastructure and Economic Development Bank, (Walt Disney Family Museum), 4.00%, 2/1/35	500	567,220

		$16,368,866

Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$719,895
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	618,735
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	955,141
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	1,000	1,175,680
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	875,725

		$4,345,176

Special Tax Revenue — 13.1%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$428,230
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	685,874
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,883,253
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	305	316,935
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	688,878
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	549,649
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	529,371
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	638,506
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	420,419
Jurupa Public Financing Authority, 5.00%, 9/1/24	730	915,106
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,539,775

4

Security	Principal Amount (000’s omitted)	Value
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	$520	$621,343
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	981,316
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	385,511
Riverside County, 3.00%, 6/30/17(3)	2,500	2,559,475
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,976,360
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,149,980
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	606,788
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	911,493
Successor Agency to Lancaster Redevelopment Agency, 5.00%, 8/1/29	1,000	1,258,890
Successor Agency to Lancaster Redevelopment Agency, 5.00%, 8/1/30	1,250	1,568,125
Successor Agency to Lancaster Redevelopment Agency, 5.00%, 8/1/31	1,555	1,938,914
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/28	355	459,377
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/29	740	952,521
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/30	275	352,036
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/31	355	451,833
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/32	430	545,494
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/33	375	474,157
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/34	550	693,148
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/35	595	746,784
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	2,032,431
Successor Agency to San Francisco City and County Redevelopment Agency, 2015 Series A, 5.00%, 8/1/36	780	974,969
Successor Agency to San Francisco City and County Redevelopment Agency, 2016 Series B, 5.00%, 8/1/36	350	433,559
Torrance Redevelopment Agency, 5.625%, 9/1/28	805	806,779
Tustin Community Facilities District No. 06-1, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/34	1,000	1,200,970

		$35,678,249

Transportation — 6.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$4,005	$4,505,024
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,970	2,367,566
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(4)(5)	3,080	3,530,881
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,965,105
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,234,032

		$17,602,608

Water and Sewer — 4.4%
Burlingame Financing Authority, Water and Wastewater Revenue, 4.00%, 4/1/26(3)	$250	$310,418
Burlingame Financing Authority, Water and Wastewater Revenue, 4.00%, 4/1/28(3)	650	783,243
Burlingame Financing Authority, Water and Wastewater Revenue, 4.00%, 4/1/30(3)	1,100	1,299,815
Burlingame Financing Authority, Water and Wastewater Revenue, 4.00%, 4/1/31(3)	435	511,912

5

Security	Principal Amount (000’s omitted)	Value
East Bay Municipal Utility District, 5.00%, 6/1/30	$2,000	$2,322,980
Metropolitan Water District of Southern California, 0.79%, 3/27/18 (Put Date), 7/1/36(6)	1,985	1,983,313
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,807,750
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,943,595

		$11,963,026

Total Tax-Exempt Municipal Securities — 99.5% (identified cost $251,772,159)		$270,989,045

Taxable Municipal Securities — 7.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,252,100

		$2,252,100

Insured-Special Tax Revenue — 6.2%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$243,234
Industry, Sales Tax Revenue, (AGM), 2.75%, 1/1/21	1,735	1,802,162
Industry, Sales Tax Revenue, (AGM), 3.00%, 1/1/22	1,340	1,388,227
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/23	1,080	1,129,658
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/24	1,130	1,180,556
Successor Agency to Coachella Redevelopment Agency, (AGM), 2.00%, 9/1/19	200	202,396
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.625%, 8/1/23	605	609,719
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.625%, 8/1/24	740	742,945
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.75%, 8/1/25	1,000	1,005,000
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.373%, 8/1/18	400	405,464
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	912,340
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	994,146
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.884%, 8/1/25	1,065	1,129,145
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.984%, 8/1/26	420	435,263
Successor Agency to Roseville Redevelopment Agency, (BAM), 3.27%, 9/1/31(3)	1,185	1,192,252
Successor Agency to Roseville Redevelopment Agency, (BAM), 3.746%, 9/1/36(3)	2,160	2,175,530
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.00%, 12/1/19	260	261,240
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	230	233,363
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	300	303,336
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.125%, 12/1/24	200	204,238
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.25%, 12/1/25	200	205,938
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.50%, 12/1/26	265	277,845

		$17,033,997

Special Tax Revenue — 0.7%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$306,588
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	258,910
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	261,148
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	263,627
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	264,907
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	262,808
Successor Agency to Stanton Redevelopment Agency, 1.75%, 12/1/18	220	220,213

		$1,838,201

6

Value
Total Taxable Municipal Securities — 7.7% (identified cost $20,342,584)	$21,124,298

Total Investments — 107.2% (identified cost $272,114,743)	$292,113,343

Other Assets, Less Liabilities — (7.2)%	$(19,655,739)

Net Assets — 100.0%	$272,457,604

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 21.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 11.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At
June 30, 2016, the aggregate value of these securities is $1,429,753 or 0.5% of the Fund’s net assets.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,262,891.

(6)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2016.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	60	Short	Sep-16	$(7,767,551)	$(7,979,063)	$(211,512)
U.S. Long Treasury Bond	17	Short	Sep-16	(2,765,433)	(2,929,844)	(164,411)

						$(375,923)

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $375,923.

7

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$261,476,758

Gross unrealized appreciation	$20,516,653
Gross unrealized depreciation	(400,068)

Net unrealized appreciation	$20,116,585

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$270,989,045	$—	$270,989,045
Taxable Municipal Securities	—	21,124,298	—	21,124,298
Total Investments	$—	$292,113,343	$—	$292,113,343

Liability Description
Futures Contracts	$(375,923)	$—	$—	$(375,923)
Total	$(375,923)	$—	$—	$(375,923)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.4%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,520,480
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	4,216,489
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,645,039

		$13,382,008

Education — 18.1%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/35	$900	$1,040,373
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/36	1,000	1,151,130
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/40	3,150	3,893,400
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,832,534
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,952,592
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,264,307
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,398,227
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,473,920
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,334,560
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,460,600

		$32,801,643

Escrowed/Prerefunded — 4.3%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$125	$136,410
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	1,105	1,205,864
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,503,050
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	915	991,293

		$7,836,617

General Obligations — 17.4%
Danvers, 5.25%, 7/1/36	$2,800	$3,355,828
Lexington, 4.00%, 2/1/22	1,315	1,530,542
Lexington, 4.00%, 2/1/23	1,095	1,298,046
Massachusetts, 5.00%, 3/1/31	4,000	4,964,800
Melrose, 4.00%, 8/1/25	1,295	1,586,375
Melrose, 4.00%, 8/1/26	1,785	2,171,738
Newton, 5.00%, 4/1/36	4,500	5,039,100
Plymouth, 5.00%, 5/1/26	710	838,709
Plymouth, 5.00%, 5/1/28	1,160	1,366,793
Plymouth, 5.00%, 5/1/31	1,090	1,271,932
Plymouth, 5.00%, 5/1/32	1,000	1,166,910
Wayland, 5.00%, 2/1/33	1,790	2,087,892
Wayland, 5.00%, 2/1/36	2,680	3,119,493
Wellesley, 4.00%, 6/1/24	565	685,916
Winchester, 5.00%, 4/15/36	775	909,183

		$31,393,257

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,263,592
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	3,000	3,800,340
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,305,649
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	3,500	4,296,390
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	3,500	4,220,965
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	835	911,603
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,000	2,409,640
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,344,543
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,268,952
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,407,366
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,844,834
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	822,270

		$27,896,144

Industrial Development Revenue — 1.2%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,234,738

		$2,234,738

Insured-Education — 8.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,886,200
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	7,672,774

		$14,558,974

Insured-Escrowed/Prerefunded — 3.0%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	$4,980	$5,225,502
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	125	135,530

		$5,361,032

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,590,202

		$1,590,202

Insured-Special Tax Revenue — 5.1%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,209,662
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,912,622
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	20	20,986

		$9,143,270

Insured-Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$930	$977,114

		$977,114

Insured-Transportation — 6.6%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,883,856
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	9,007,342

		$11,891,198

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 4.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 4.00%, 1/1/38(4)	$3,500	$3,910,025
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,780,466
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,338,149
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,769,268

		$8,797,908

Senior Living/Life Care — 2.0%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$596,537
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	623,259
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,487,234

		$3,707,030

Special Tax Revenue — 5.8%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$300	$326,505
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23(5)	6,185	4,649,759
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,269,715
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,746,317
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,408,989

		$10,401,285

Transportation — 3.8%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,532,140
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,356,337

		$6,888,477

Total Tax-Exempt Investments — 104.4% (identified cost $164,151,024)		$188,860,897

Other Assets, Less Liabilities — (4.4)%		$(8,030,476)

Net Assets — 100.0%		$180,830,421

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 10.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $5,345,231 or 3.0% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,032,774.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	100	Short	Sep-16	$(16,267,250)	$(17,234,375)	$(967,125)

						$(967,125)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.
XLCA	-	XL Capital Assurance, Inc.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $967,125.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$152,350,792

Gross unrealized appreciation	$25,155,641
Gross unrealized depreciation	(35,536)

Net unrealized appreciation	$25,120,105

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$188,860,897	$—	$188,860,897
Total Investments	$—	$188,860,897	$—	$188,860,897

Liability Description
Futures Contracts	$(967,125)	$—	$—	$(967,125)
Total	$(967,125)	$—	$—	$(967,125)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 107.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Connecticut, (State Revolving Fund), 5.00%, 3/1/28	$10,000	$12,748,100
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	25,085	29,600,551

		$42,348,651

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$6,620,942

		$6,620,942

Education — 4.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$7,395	$9,007,628
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	49,034,756
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,975,977
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	44,006,320
University of California, 5.25%, 5/15/36	7,080	8,913,154
University of California, 5.25%, 5/15/37	13,000	16,333,330
University of California, 5.25%, 5/15/38	7,700	9,667,889

		$148,939,054

Electric Utilities — 8.7%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,818,104
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/35	11,995	15,154,483
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/37	1,000	1,255,510
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/38	1,500	1,881,780
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42	7,000	8,754,200
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/46	5,500	6,856,850
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	8,000	8,201,600
Omaha Public Power District, NE, 5.00%, 2/1/39	11,805	14,419,335
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,625	8,195,324
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	6,980	8,518,322
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/41	1,500	1,834,530
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(2)	41,100	45,177,120
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,873,200
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	28,163,250
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	34,311,475
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	32,724,384
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	35,640	39,874,745

		$277,014,212

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 2.4%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,901,288
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	15,540	17,572,632
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	683,342
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	5,384,634
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	4,376,245
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	12,433,100
Puerto Rico Electric Power Authority, Series O, Escrowed to Maturity, 0.00%, 7/1/17	700	672,287
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,176,200
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	14,730,375
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	15,735	17,182,935

		$77,113,038

General Obligations — 22.0%
Aldine Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	$11,295	$13,856,480
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 4.00%, 6/1/28	220	262,940
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/31	2,875	3,708,808
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	1,235	1,586,814
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/33	2,035	2,604,271
California, 5.00%, 10/1/24	9,755	12,542,004
Dallas County Community College District, TX, 5.00%, 2/15/26	10,040	13,207,419
Georgia, 4.00%, 7/1/25(4)	20,000	24,603,000
Illinois, 5.00%, 6/1/22	22,000	24,596,440
Illinois, 5.00%, 5/1/26(5)	24,650	27,685,154
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,289,946
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,883,472
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	10,000	12,544,800
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,471,063
Lakeview School District, MI, 5.00%, 5/1/34	1,725	2,110,727
Lakeview School District, MI, 5.00%, 5/1/40	1,800	2,179,710
Lakeview School District, MI, 5.00%, 5/1/42	2,500	3,022,525
Lakeview School District, MI, 5.00%, 5/1/44	2,700	3,256,524
Lakeview School District, MI, 5.00%, 5/1/46	1,500	1,806,285
Lansing School District, MI, 5.00%, 5/1/36	1,395	1,698,761
Lansing School District, MI, 5.00%, 5/1/37	1,485	1,804,023
Lansing School District, MI, 5.00%, 5/1/38	1,040	1,261,406
Lansing School District, MI, 5.00%, 5/1/39	1,000	1,211,920
Lansing School District, MI, 5.00%, 5/1/40	1,000	1,210,950
Lansing School District, MI, 5.00%, 5/1/41	1,100	1,330,978
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/29	14,000	10,076,220
Maryland, 4.00%, 6/1/27	36,000	42,758,280
Maryland, 5.00%, 8/1/23	17,150	21,696,293
Massachusetts, 5.00%, 7/1/35	10,000	12,451,100
Massachusetts, 5.00%, 3/1/36	8,500	10,385,640
Massachusetts, 5.00%, 7/1/36	21,160	26,248,134
Massachusetts, 5.00%, 3/1/37	11,500	14,032,760
Miami-Dade County, FL, 4.00%, 7/1/37	9,055	10,310,657
Missoula County School District No. 1, MT, 4.00%, 7/1/30	1,155	1,370,384
Missoula County School District No. 1, MT, 4.00%, 7/1/31	1,190	1,395,370
New York, NY, 4.00%, 3/1/39	16,980	19,189,777
New York, NY, 5.00%, 8/1/28	26,430	34,273,895
North Carolina, 5.00%, 6/1/22	10,000	12,288,700

Security	Principal Amount (000’s omitted)	Value
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/32	$3,905	$4,490,750
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/33	4,115	4,720,440
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/34	4,335	4,948,056
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/35	4,570	5,198,969
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/36	4,800	5,447,040
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,981,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	45,702,922
Romeo Community Schools, MI, 5.00%, 5/1/36	500	608,875
Romeo Community Schools, MI, 5.00%, 5/1/38	1,875	2,274,169
Romeo Community Schools, MI, 5.00%, 5/1/41	2,200	2,661,956
San Diego Unified School District, CA, 4.00%, 7/1/32	15,000	17,662,800
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	64,755,810
Seward County Unified School District No. 480, KS, 5.00%, 9/1/33	10,000	11,783,600
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	42,030	51,505,663
Washington, 5.00%, 2/1/35	9,000	11,264,220
Washington, Series 2011B, 5.00%, 2/1/33	19,200	22,348,608
Washington, Series 2014D, 5.00%, 2/1/33	19,700	24,292,661
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	15,763,455

		$704,624,624

Hospital — 8.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,671,109
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	42,201,330
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	21,230,934
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	30,544,249
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	16,732,320
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,682,658
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	30,000	36,044,400
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/46	3,500	4,289,180
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	9,054,957
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	9,174,037
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	12,926,124
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	30,613,260
Washington Township Health Care District, 6.25%, 7/1/39	16,675	19,031,844
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 3.25%, 6/1/39	2,400	2,443,872
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	26,140,002
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 3.75%, 11/1/37	9,300	9,629,778

		$279,410,054

Housing — 0.4%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$10,639,255
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	1,850	1,891,514

		$12,530,769

Industrial Development Revenue — 3.3%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,388,478
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,871,828

Security	Principal Amount (000’s omitted)	Value
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	$19,755	$20,713,117
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	1,670	1,670,468
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	395	430,475
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	31,966,295
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	18,120	18,861,470
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	10,000	10,245,000

		$105,147,131

Insured-Education — 0.0%(6)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,336,936

		$1,336,936

Insured-General Obligations — 0.4%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,476,280
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,270,992

		$13,747,272

Insured-Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$8,001,708
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,931,160

		$21,932,868

Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$36,304,805
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	7,571,250
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,525	13,037,080
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,903,676

		$63,816,811

Insured-Special Tax Revenue — 3.3%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$15,210,800
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,296,846
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	679,515
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	16,049,955
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	46,283,755
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	22,250,861

		$104,771,732

Insured-Student Loan — 0.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$24,020	$25,236,853

		$25,236,853

Insured-Transportation — 3.9%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,491,886
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	20,728,018
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	57,145	77,606,910
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	22,157,277

		$125,984,091

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.9%
Mohave County Industrial Development Authority, AZ, (Mohave Prison LLC), 8.00%, 5/1/25	$38,660	$40,210,653
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,875	38,259,596
Wake County, NC, Limited Obligation Bonds, 5.00%, 12/1/34	10,000	12,830,500

		$91,300,749

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,730	$7,630,901

		$7,630,901

Other Revenue — 6.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$9,530	$10,980,561
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	14,295	16,524,019
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(11)	250	62,073
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.056%, 8/1/19 (Put Date), 11/1/39(8)	8,300	8,235,509
New York City Industrial Development Agency, NY, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(7)	12,330	4,191,953
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/40	4,925	5,562,000
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	12,380,200
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(9)	12,000	11,542,680
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(9)	19,000	17,779,060
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	16,777,550
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	26,135	33,711,014
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,971,672
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,572,525
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	39,551,190

		$195,842,006

Senior Living/Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	$409	$100,021
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	11,750,532

		$11,850,553

Special Tax Revenue — 6.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$350	$400,505
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	427,387
Metropolitan Pier and Exposition Authority, IL, (Liq: Morgan Stanley Bank), 1.00%, 6/15/50(9)(10)	30,000	30,000,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(11)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(11)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	410	410,089
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 2/1/33	10,000	11,651,300
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	8,725	10,590,492
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/38	11,625	14,503,931
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	10,000	12,313,300
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	10,000	12,235,900
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/34(2)	21,835	27,039,144
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/35(2)	12,895	15,945,431
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	12,338,800
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/44	10,000	12,156,800
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	12,511,300

Security	Principal Amount (000’s omitted)	Value
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/30	$4,470	$5,692,903
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(2)	20,940	26,994,173
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	500	500,590
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	365	347,316
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,610	1,126,984
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	12,297,500
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30	320	383,504
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,583,007

		$221,450,356

Student Loan — 0.5%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$10,290	$11,306,858
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,798,065

		$17,104,923

Transportation — 21.1%
Central Florida Expressway Authority, 4.00%, 7/1/37	$4,570	$5,182,014
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	2,105	2,525,011
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/45	5,075	6,060,565
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,800	3,386,180
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,866,800
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	7,121,912
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	6,119,400
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	19,161,254
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	8,500	10,068,590
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,832,939
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,946,190
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	8,545	10,462,754
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,491,975
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,730,761
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	3,022,050
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,723,560
Illinois Toll Highway Authority, 5.00%, 1/1/40(2)(3)	22,040	26,883,290
Illinois Toll Highway Authority, 5.25%, 1/1/29	12,000	13,595,880
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,597,758
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	33,362,536
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,254,008
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	5,000	6,225,450
Metropolitan Transportation Authority, NY, 5.00%, 11/15/43	5,000	6,038,900
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	10,550	13,343,746
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,885	4,405,279
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,500	4,000,955
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	29,777,500
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.61%, 12/15/21 (Put Date), 6/15/34(8)	35,000	33,775,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	22,070	24,448,263
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	12,358,300
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	8,000	9,804,960
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,020	2,423,495
New York Thruway Authority, 4.00%, 1/1/56	44,330	48,892,887
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	11,165	12,053,064
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/46	10,250	10,758,400

Security	Principal Amount (000’s omitted)	Value
North Texas Tollway Authority, 5.00%, 1/1/39	$2,355	$2,872,511
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	17,016,750
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	8,700	9,636,990
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	8,495	9,809,262
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	12,125	14,116,168
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	21,415	25,663,522
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	30,980,480
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,242,064
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,517,067
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	6,075	7,165,706
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	43,029,242

		$674,751,388

Water and Sewer — 6.7%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$25,673,175
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,436,035
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	63,560,515
Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/46	30,255	37,718,909
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,541,738
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	9,096,513
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	16,310	19,673,448
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	32,355	35,593,520
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	12,285,200

		$215,579,053

Total Tax-Exempt Municipal Securities — 107.6% (identified cost $3,122,415,247)		$3,446,084,967

Taxable Municipal Securities — 3.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(6)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$655	$290,890

		$290,890

General Obligations — 1.1%
Chicago, IL, 7.517%, 1/1/40(12)	$25,000	$25,697,500
Chicago, IL, 7.75%, 1/1/42	7,900	8,084,149

		$33,781,649

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$38,567,213

		$38,567,213

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$15,043,950
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	26,615,724

		$41,659,674

Value
Total Taxable Municipal Securities — 3.6% (identified cost $100,018,890)	$114,299,426

Total Investments — 111.2% (identified cost $3,222,434,137)	$3,560,384,393

Other Assets, Less Liabilities — (11.2)%	$(359,473,118)

Net Assets — 100.0%	$3,200,911,275

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	20.1%
Texas	18.6%
California	15.2%
Others, representing less than 10% individually	57.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.3% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $89,279,536.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Amount is less than 0.05%.

(7)	Security is in default and making only partial interest payments.

(8)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2016.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $59,321,740 or 1.9% of the Fund’s net assets.

(10)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2016.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	2,000	Short	Sep-16	$(325,345,006)	$(344,687,500)	$(19,342,494)

						$(19,342,494)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $19,342,494.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,779,727,725

Gross unrealized appreciation	$394,189,582
Gross unrealized depreciation	(24,837,914)

Net unrealized appreciation	$369,351,668

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,446,084,967	$—	$3,446,084,967
Taxable Municipal Securities	—	114,299,426	—	114,299,426
Total Investments	$—	$3,560,384,393	$—	$3,560,384,393

Liability Description
Futures Contracts	$(19,342,494)	$—	$—	$(19,342,494)
Total	$(19,342,494)	$—	$—	$(19,342,494)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,738,168
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,104,256

		$15,842,424

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,315	$3,317,022

		$3,317,022

Education — 20.8%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/24	$250	$307,755
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/25	365	447,734
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	250	298,212
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	298,440
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/32	200	239,088
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/33	150	179,190
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	300	378,123
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/28	250	311,893
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/30	200	247,608
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	705,784
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	606,687
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,336,704
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34(2)	5,725	6,319,656
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,000,808
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,809,200
New York Dormitory Authority, (Columbia University), 4.00%, 10/1/26	7,000	8,751,470
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/27	1,500	1,987,035
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/28	750	988,117
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/29	1,250	1,640,237
New York Dormitory Authority, (Cornell University), 4.00%, 7/1/34	3,250	3,779,035
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,240,600
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,802,225
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	698,999
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/32	1,470	1,872,589
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/33	800	1,014,936
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/34	625	787,756
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/35	500	627,130
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/26	525	685,178
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/27	670	882,129
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	3,000	3,840,480
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/27	1,000	1,284,580
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,511,662
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,404,315
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,280	2,784,815
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,291,041

1

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	$250	$296,815
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,700,895
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,198,080
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,394,685
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,083,878
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,819,365
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,183,055
St. Lawrence County Industrial Development Agency, (St. Lawrence University), 4.00%, 7/1/43	3,320	3,745,790
St. Lawrence County Industrial Development Agency, (St. Lawrence University), 5.00%, 7/1/36	400	496,416

		$99,280,190

Electric Utilities — 2.5%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$2,930	$3,366,629
New York Power Authority, 5.00%, 11/15/31	1,000	1,212,090
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,586,702
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,809,231
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	2,085,257

		$12,059,909

Escrowed/Prerefunded — 1.8%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$3,830	$4,317,750
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	920	1,036,785
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	3,155	3,202,262

		$8,556,797

General Obligations — 3.6%
New York City, 4.00%, 3/1/39	$3,990	$4,509,259
New York City, 5.00%, 8/1/27	5,000	6,517,550
New York City, 5.30%, 4/1/27	250	279,605
New York City, 5.375%, 4/1/36	4,080	4,597,344
New York City, 6.25%, 10/15/28	170	191,653
Saratoga County, 4.75%, 7/15/37	1,000	1,074,820

		$17,170,231

Hospital — 8.3%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 4.00%, 7/1/41(3)	$4,000	$4,399,040
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35(3)	1,250	1,535,125
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	430,088
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,940,803
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	4,027,940
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	2,500	3,064,900
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,771,341
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,780,753
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,556,235
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,102,755
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,755,665
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	696,515
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,690	3,072,357
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	460	550,436
Westchester County Local Development Corp., (Westchester Medical Center Obligated Group), 3.75%, 11/1/37	3,860	3,996,876

		$39,680,829

2

Security	Principal Amount (000’s omitted)	Value
Housing — 2.1%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,521,105
New York City Housing Development Corp., MFMR, 3.45%, 11/1/36	4,000	4,197,160
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,114,320

		$9,832,585

Industrial Development Revenue — 3.8%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,169,560
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(4)	3,750	3,948,788
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,850	5,406,863
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(4)	2,580	2,654,562

		$18,179,773

Insured-Education — 2.5%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$9,480,438
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	2,250	2,354,085

		$11,834,523

Insured-Electric Utilities — 1.0%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,883,335

		$4,883,335

Insured-Escrowed/Prerefunded — 4.3%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,376,492
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,689,890
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	13,452,635

		$20,519,017

Insured-General Obligations — 2.1%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,111,006
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,033,126
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,891,317

		$10,035,449

Insured-Other Revenue — 2.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$7,246,356
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,774,357
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	3,021,270

		$12,041,983

Insured-Transportation — 1.1%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$5,000	$5,453,750

		$5,453,750

Lease Revenue/Certificates of Participation — 2.1%
New York Urban Development Corp., 5.70%, 4/1/20	$8,990	$9,930,084

		$9,930,084

3

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 6.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$5,805,919
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,456,472
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,863,866
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/40	3,275	3,698,589
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	3,125	3,913,437
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,106,020
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,174,581
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(4)	3,500	4,065,530
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	6,054,350

		$30,138,764

Senior Living/Life Care — 1.9%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$5,173,065
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	778,377
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	327,613
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,744,143

		$9,023,198

Special Tax Revenue — 13.5%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,856,149
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/36	3,200	4,061,024
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/34	2,410	2,925,282
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,790,618
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	5,660	6,964,574
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,809,900
New York Convention Center Development Corp., 5.00%, 11/15/45	2,180	2,663,480
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	1,700	2,127,873
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,500	1,767,690
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,000	3,745,830
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,141,795
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	3,153,725
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,814,885
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,411,050
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,390,200
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,121,903

		$64,745,978

Transportation — 15.6%
Metropolitan Transportation Authority, Series 2011C, 5.00%, 11/15/27	$3,195	$3,772,368
Metropolitan Transportation Authority, Series 2016A, 5.00%, 11/15/27	1,000	1,288,050
Metropolitan Transportation Authority, 5.00%, 11/15/35	2,500	3,090,025
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,867,668
Metropolitan Transportation Authority, 5.00%, 11/15/43	5,000	6,038,900
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,175,689
New York Thruway Authority, 4.00%, 1/1/56	9,815	10,825,258
New York Thruway Authority, 5.00%, 1/1/29	1,500	1,882,245

4

Security	Principal Amount (000’s omitted)	Value
New York Thruway Authority, 5.00%, 1/1/37	$1,275	$1,491,482
New York Thruway Authority, 5.00%, 1/1/41	6,500	7,990,385
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,615,409
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	3,500	3,778,390
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,448,830
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,825	5,940,878
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,288,250
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	2,450	3,068,282
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/40	3,120	3,869,018
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	9,934,920

		$74,366,047

Water and Sewer — 3.0%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$406,557
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	393,799
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	218,216
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	342,558
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	330,835
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	320,674
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	311,407
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,812,420
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/47	5,000	6,031,100
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,126,850
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(5)	2,655	2,920,748

		$14,215,164

Total Tax-Exempt Investments — 102.8% (identified cost $435,088,810)		$491,107,052

Miscellaneous — 0.2%

Security	Units	Value
Real Estate — 0.2%
CMS Liquidating Trust(4)(6)(7)	400	$1,106,512

Total Miscellaneous — 0.2% (identified cost $1,280,000)		$1,106,512

Total Investments — 103.0% (identified cost $436,368,810)		$492,213,564

Other Assets, Less Liabilities — (3.0)%		$(14,389,184)

Net Assets — 100.0%		$477,824,380

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 13.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $11,775,392 or 2.5% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,150,748.

(6)	Non-income producing.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Sep-16	$(20,822,080)	$(22,060,000)	$(1,237,920)

						$(1,237,920)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,237,920.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$415,187,775

Gross unrealized appreciation	$55,579,277
Gross unrealized depreciation	(173,488)

Net unrealized appreciation	$55,405,789

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$491,107,052	$—	$491,107,052
Miscellaneous	—	—	1,106,512	1,106,512
Total Investments	$—	$491,107,052	$1,106,512	$492,213,564

Liability Description
Futures Contracts	$(1,237,920)	$—	$—	$(1,237,920)
Total	$(1,237,920)	$—	$—	$(1,237,920)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2016 is not presented.

At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Ohio Municipal Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	$1,000	$1,171,850
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,865	4,560,739

		$5,732,589

Education — 7.9%
Cuyahoga Community College District, 5.00%, 2/1/29	$310	$393,437
Kent State University, 5.00%, 5/1/30	1,185	1,513,126
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,229,640
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	455	506,010
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,445,460
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,100,263
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	670,609
Ohio State University, 5.00%, 12/1/29	1,060	1,440,582
University of Cincinnati, 5.00%, 6/1/34	585	739,183
Wright State University, 5.00%, 5/1/31	1,000	1,156,770

		$14,195,080

Electric Utilities — 1.4%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,226,090
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 6/1/20 (Put Date), 12/1/33	1,215	1,245,351

		$2,471,441

Escrowed/Prerefunded — 5.6%
Cincinnati Water System Authority, Prerefunded to 12/1/16, 4.50%, 12/1/23	$2,000	$2,034,020
Cuyahoga Community College District, Prerefunded to 2/1/20, 5.25%, 2/1/29	2,500	2,887,675
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,381,965
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	1,000	1,117,000
Ohio Building Authority, Prerefunded to 4/1/19, 5.00%, 10/1/27	1,500	1,674,660
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	63,388
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	750	856,673

		$10,015,381

General Obligations — 5.8%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,109,410
Lake County Community College District, (Lakeland Community College), 5.00%, 12/1/37	1,000	1,260,500
Lakewood City School District, 5.00%, 12/1/33	1,000	1,244,530
Lakewood City School District, 5.00%, 11/1/36	1,330	1,604,977
Miami Trace Local School District, 5.00%, 12/1/38	750	917,048
Northwest Local School District, 5.00%, 12/1/40	500	606,785
Ohio, 5.00%, 5/1/31	1,000	1,292,480
Olentangy Local School District, 5.00%, 12/1/38	385	482,540
Willoughby-Eastlake City School District, 5.00%, 12/1/30	1,440	1,814,832

		$10,333,102

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.5%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,832,641
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,871,125
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,064,712
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,453,368
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	848,517
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,254,687
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,120,340
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	505,890
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,236,533
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,683,163
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,777,980
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	529,826
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	246,091

		$22,424,873

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,387,592

		$2,387,592

Insured-Education — 1.6%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$193,263
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,605	2,648,608

		$2,841,871

Insured-Electric Utilities — 6.3%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$272,266
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,895,424
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,428,890
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,951,750
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,595,418
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,037,371

		$11,181,119

Insured-Escrowed/Prerefunded — 6.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,350,923
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	2,000	2,240,580
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,528,650
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), Prerefunded to 12/1/16, 5.00%, 12/1/30	165	168,143
University of Cincinnati, (NPFG), Prerefunded to 12/1/17, 5.00%, 6/1/34	2,700	2,870,235

		$11,158,531

Insured-General Obligations — 25.5%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,383,239
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	10,349,100
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,705,325
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,988,522
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	5,027,002
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,496,310
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,793,950
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,794,680

		$45,538,128

Insured-Hospital — 6.2%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$10,300	$10,981,860

		$10,981,860

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 8.2%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,357,329
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,777,980
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,328,300
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,195,500

		$14,659,109

Lease Revenue/Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$163,505

		$163,505

Other Revenue — 2.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,845,206
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,688,038

		$4,533,244

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$675,601
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,102,290

		$1,777,891

Special Tax Revenue — 5.5%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,204,820
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,201,520
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,240,130
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,510,480
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,275,540
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	562,873
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	706,845
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,162,122

		$9,864,330

Water and Sewer — 4.5%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$500	$609,480
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,934,235
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,449,639
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,541,793
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,549,780

		$8,084,927

Total Tax-Exempt Investments — 105.3% (identified cost $164,650,876)		$188,344,573

Other Assets, Less Liabilities — (5.3)%		$(9,405,725)

Net Assets — 100.0%		$178,938,848

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 51.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 25.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	85	Short	Sep-16	$(13,827,163)	$(14,649,219)	$(822,056)

						$(822,056)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $822,056.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$151,831,907

Gross unrealized appreciation	$23,787,666
Gross unrealized depreciation	—

Net unrealized appreciation	$23,787,666

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$188,344,573	$—	$188,344,573
Total Investments	$—	$188,344,573	$—	$188,344,573

Liability Description
Futures Contracts	$(822,056)	$—	$—	$(822,056)
Total	$(822,056)	$—	$—	$(822,056)

4

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016